Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure of deposits [line items]
Term deposit liabilities	$ 414,687	$ 396,800
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	378,000	362,000
Less than 3 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	110,375	89,553
3 to 6 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	48,374	59,109
6 to 12 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	79,462	80,773
1 to 2 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	59,814	51,798
2 to 3 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	42,381	45,550
3 to 4 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	26,131	21,127
4 to 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	23,684	23,863
Over 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	$ 24,466	$ 25,027